Income Taxes - Summary of Reconciliation of the Total Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 3,781	$ 3,027
Increase related to prior years positions		0
Increase related to current year positions	642	754
Balance, end of year	$ 4,423	$ 3,781